Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	General Money Market Fund, Inc
Entity Central Index Key	0000353560
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 25, 2021
Document Effective Date	Mar. 31, 2021
Prospectus Date	Mar. 31, 2021
Wealth Shares Prospectus | GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund - Wealth Shares
Prospectus:
Trading Symbol	GMMXX
Wealth Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Wealth Shares
Prospectus:
Trading Symbol	GTMXX
Wealth Shares Prospectus | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Wealth Shares
Prospectus:
Trading Symbol	GNMXX
Service Shares Prospectus | GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund – Service Shares
Prospectus:
Trading Symbol	GMBXX
Service Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Service Shares
Prospectus:
Trading Symbol	GBMXX
Service Shares Prospectus | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Service Shares
Prospectus:
Trading Symbol	GNYXX
Premier Shares Prospectus | GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund – Premier Shares
Prospectus:
Trading Symbol	GMGXX
Premier Shares Prospectus | General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Premier Shares
Prospectus:
Trading Symbol	GMHXX
Premier Shares Prospectus | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Premier Shares
Prospectus:
Trading Symbol	GNBXX